Cover	Dec. 21, 2022
Cover [Abstract]
Entity Registrant Name	CORRELATE INFRASTRUCTURE PARTNERS INC.
Entity Central Index Key	0001108645
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 21, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	84-4250492
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-30746
Entity Address Address Line 1	220 Travis Street
Entity Address Address Line 2	Suite 501
Entity Address City Or Town	Shreveport
Entity Address State Or Province	LA
Entity Address Postal Zip Code	71101
City Area Code	318
Local Phone Number	425-5000